AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 1996.
                                                               File No. 33-65436
                                                               File No. 811-7830
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                              SECURITIES ACT OF 1933                 / /
                        POST-EFFECTIVE AMENDMENT NO. 6               /X/
                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940              / /
                                  AMENDMENT NO. 7                    /X/

                                 MARQUIS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               c/o CT Corporation
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                                Robert A. Nesher
                              c/o SEI Corporation
                            680 East Swedesford Road
                           Wayne, Pennsylvania 19087
                    (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire          John H. Grady, Jr., Esquire
         Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
             2000 One Logan Square              1800 M Street, N.W.
           Philadelphia, PA 19103             Washington, D.C. 20036

--------------------------------------------------------------------------------
              /X/immediately upon filing pursuant to paragraph (b)
                     / /on [date] pursuant to paragraph (b)
               / /60 days after filing pursuant to paragraph (a)
               / /75 days after filing pursuant to paragraph (a)
              / /on [date] pursuant to paragraph (a) of Rule 485.
--------------------------------------------------------------------------------
Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for fiscal year ended September 30, 1995 was filed on November 14, 1995.
--------------------------------------------------------------------------------

MARQUIS FUNDS

CROSS REFERENCE SHEET
 N-1A ITEM NO.                                                    LOCATION
---------------------------------------------------------------------------------------------------------------------------
PART A - Treasury Securities Money Market Fund - Trust Class
Item 1.   Cover Page                                              Cover Page
Item 2.   Synopsis                                                Summary
Item 3.   Condensed Financial Information                         Financial Highlights
Item 4.   General Description of Registrant                       The Trust; Investment Objectives; Investment Policies;
                                                                  General Information
Item 5.   Management of the Fund                                  General Information; The Adviser; The Administrator;
                                                                  The Shareholder Servicing Agent and Transfer Agent;
                                                                  The Distributor
Item 5A.  Management's Discussion of Fund Performance             *
Item 6.   Capital Stock and Other Securities                      Taxes; General Information
Item 7.   Purchase of Securities Being Offered                    Purchase of Shares
Item 8.   Redemption or Repurchase                                Redemption of Shares
Item 9.   Pending Legal Proceedings                               *

PART A - Treasury Securities Money Market Fund - Retail Class
Item 1.   Cover Page                                              Cover Page
Item 2.   Synopsis                                                Summary
Item 3.   Condensed Financial Information                         Financial Highlights
Item 4.   General Description of Registrant                       The Trust; Investment Objectives; Investment Policies;
                                                                  General Information
Item 5.   Management of the Fund                                  General Information; The Adviser; The Administrator;
                                                                  The Shareholder Servicing Agent and Transfer Agent;
                                                                  The Distributor
Item 5A.  Management's Discussion of Fund Performance             *
Item 6.   Capital Stock and Other Securities                      Taxes; General Information
Item 7.   Purchase of Securities Being Offered                    Purchase of Shares
Item 8.   Redemption or Repurchase                                Redemption of Shares
Item 9.   Pending Legal Proceedings                               *

PART A - Treasury Securities Money Market Fund - Cash Sweep Class
Item 1.   Cover Page                                              Cover Page
Item 2.   Synopsis                                                Summary
Item 3.   Condensed Financial Information                         *
Item 4.   General Description of Registrant                       The Trust; Investment Objectives; Investment Policies;
                                                                  General Information
Item 5.   Management of the Fund                                  General Information; The Adviser; The Administrator;
                                                                  The Shareholder Servicing Agent and Transfer Agent;
                                                                  The Distributor
Item 5A.  Management's Discussion of Fund Performance             *
Item 6.   Capital Stock and Other Securities                      Taxes; General Information
Item 7.   Purchase of Securities Being Offered                    Purchase of Shares

Item 8.   Redemption or Repurchase                                Redemption of Shares
Item 9.   Pending Legal Proceedings                               *
PART A -  Government Securities, Louisiana Tax-Free Income, Balanced, Value Equity, Growth Equity Funds - Class A and Class B
Item 1.   Cover Page                                              Cover Page
Item 2.   Synopsis                                                Summary
Item 3.   Condensed Financial Information                         Financial Highlights
Item 4.   General Description of Registrant                       The Trust; Investment Objectives; Investment Policies
                                                                  and Information; General Investment Policies and
                                                                  Information; General Information
Item 5.   Management of Fund                                      General Information; The Adviser; The Administrator;
                                                                  The Shareholder Servicing Agent and Transfer Agent;
                                                                  The Distributor
Item 5A.  Management's Discussion of Fund Performance             *
Item 6.   Capital Stock and Other Securities                      General Information; Taxes
Item 7.   Purchase of Securities Being Offered                    How to Purchase Shares; Alternative Sales Charge
                                                                  Options; Exchanges
Item 8.   Redemption or Repurchase                                Redemption of Shares
Item 9.   Pending Legal Proceedings                               *

PART A -  Institutional Money Market Fund
Item 1.   Cover Page                                              Cover Page
Item 2.   Synopsis                                                Summary
Item 3.   Condensed Financial Information                         Financial Highlights
Item 4.   General Description of Registrant                       The Trust; Investment Objectives; Investment Policies
                                                                  and Information; General Investment Policies and
                                                                  Information; General Information
Item 5.   Management of Fund                                      General Information; The Adviser; The Administrator;
                                                                  The Shareholder Servicing Agent and Transfer Agent;
                                                                  The Distributor
Item 5A.  Management's Discussion of Fund Performance             *
Item 6.   Capital Stock and Other Securities                      General Information; Taxes
Item 7.   Purchase of Securities Being Offered                    How to Purchase Shares; Alternative Sales Charge
                                                                  Options; Exchanges
Item 8.   Redemption or Repurchase                                Redemption of Shares
Item 9.   Pending Legal Proceedings                               *

PART A - Tax Exempt Money Market Fund
Item 1.   Cover Page                                              Cover Page
Item 2.   Synopsis                                                Summary
Item 3.   Condensed Financial Information                         Financial Highlights
Item 4.   General Description of Registrant                       The Trust; Investment Objectives; Investment Policies
                                                                  and Information; General Investment; Policies and
                                                                  Information; General Information

Item 5.  Management of Fund                                       General Information; The Adviser; The Administrator;
                                                                  The Shareholder Servicing Agent and Transfer Agent;
                                                                  The Distributor

Item 5A.  Management's Discussion of Fund Performance             *
Item 6.   Capital Stock and Other Securities                      General Information; Taxes

Item 7.   Purchase of Securities Being Offered                    How to Purchase Shares; Alternative Sales Charge
                                                                  Options; Exchanges

Item 8.  Redemption or Repurchase                                 Redemption of Shares
Item 9.  Pending Legal Proceedings                                *

PART B -  All Portfolios
Item 10.  Cover Page                                              Cover Page
Item 11.  Table of Contents                                       Table of Contents
Item 12.  General Information and History                         The Trust
Item 13.  Investment Objectives and Policies                      Additional Description of Permitted Investments;
                                                                  Investment Limitations; Non-Fundamental Policies
Item 14.  Management of the Registrant                            General Information (Prospectus); Trustees and Officers
                                                                  of the Trust; The Administrator
Item 15.  Control Persons and Principal Holders of Securities     Trustees and Officers of the Trust; General Information
                                                                  (Prospectus)
Item 16.  Investment Advisory and Other Services                  The Adviser; The Administrator; The Distributor;
                                                                  Experts; The Shareholder Servicing Agent and Transfer
                                                                  Agent (Prospectus)
Item 17.  Brokerage Allocation                                    Fund Transactions; Trading Practices and Brokerage
Item 18.  Capital Stock and Other Securities                      Description of Shares
Item 19.  Purchase, Redemption, and Pricing of Securities         Purchase of Shares (Prospectus) [or] How to Purchase
          Being Offered                                           Shares (Prospectus) and Alternative Sales Charge
                                                                  Options (Prospectus); Redemption of Shares
                                                                  (Prospectus); Purchase and Redemption of Shares;
                                                                  Conversion Feature; Letter of Intent; Determination of
                                                                  Net Asset Value
Item 20.  Tax Status                                              Taxes (Prospectus); Taxes
Item 21.  Underwriters                                            The Distributor
Item 22.  Calculation of Yield Quotations                         Performance (Prospectus); Computation of Yield;
                                                                  Calculation of Total Return
Item 23.  Financial Statements                                    Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

*Not Applicable.

The Prospectuses and the Statement of Additional Information for the Trust Class of the Treasury Securities Money Market Fund; Retail Class of the Treasury Securities Money Market Fund; Cash Sweep Class of the Treasury Securities Money Market Fund; Class A and Class B of the Government Securities Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Value Equity Fund and Growth Equity Fund; Institutional Money Market Fund; and Tax Exempt Money Market Fund, included as part of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-65436), filed with the Securities and Exchange Commission on January 29, 1996 pursuant to Rule 485(b) under the Securities Act of 1933, are hereby incorporated by reference as if set forth full herein.

                                Marquis Funds(R)

                                 Balanced Fund
                           Government Securities Fund
                               Growth Equity Fund
                         Louisiana Tax-Free Income Fund
                               Value Equity Fund

                       Supplement dated October 28, 1996
                    to the Prospectus dated January 29, 1996

The Prospectus dated January 29, 1996 is hereby amended by the additions of the following unaudited financial information for the Growth Equity Fund for the period ended September 30, 1996.

Financial Highlights

The following table provides unaudited financial highlights for the Growth Equity Fund for the period March 1, 1996 (commencement of operations) through September 30, 1996, for a share of each class outstanding throughout the period.


The Growth Equity Fund:                                          Class A(1)                     Class B(2)
-----------------------                                          ----------                     ----------
 Net Asset Value Beginning of Period                              $  11.00                       $   11.14

 Net Investment Income                                                0.03                            0.01

 Realized and Unrealized Gains or (Losses) on Investments             1.10                            0.93

 Distributions from Net Investment Income                           (0.03)                          (0.01)

 Net Asset Value End of Period                                    $  12.10                       $   12.07

 Total Return +                                                     18.59%*                         19.87%*

          Net Assets End of Period (000)                          $ 18,400                       $     152

          Ratio of Expenses to Average Net Assets                   1.00%*                          1.75%*

          Ratio of Net Income to Average Net Assets                 0.73%*                        (0.02)%*

          Ratio of Expenses to Average Net Assets (Excluding        1.12%*                          1.87%*
          Waivers)

          Ratio of Net Investment Income to Average Net Assets      0.61%*                        (0.14)%*
          (Excluding Waivers)

 Portfolio Turnover Rate                                            91.09%                          91.09%

 Average Commission Rate**                                        $  .0797                       $   .0797


+    Total return does not reflect sales loads on Class B shares.
*    Annualized
** Average commission rate paid per share for security purchases and sales during the period.
(1)  Commenced operations on March 1, 1996.
(2)  Commenced operations on April 19, 1996.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               Marquis Funds(R)

                         Tax Exempt Money Market Fund

                       Supplement dated October 28, 1996
                   to the Prospectus dated January 29, 1996

The Prospectus dated January 29, 1996 is hereby amended by the additions of the following unaudited financial information for the Tax Exempt Money Market Fund for the period ended September 30, 1996.

Financial Highlights

The following table provides unaudited financial highlights for the Tax Exempt Money Market Fund for the period June 7, 1996 (commencement of operations) through September 30, 1996, for a share outstanding throughout the period.


Tax Exempt Money Market Fund: (1)
----------------------------
 Net Asset Value Beginning of Period                        $  1.00

 Net Investment Income                                         0.01

 Realized and Unrealized Gains or (Losses) on Investments        --

 Distributions from Net Investment Income                    (0.01)

 Net Asset Value End of Period                              $  1.00

 Total Return                                                 2.90%*

      Net Assets End of Period (000)                        $66,214

      Ratio of Expenses to Average Net Assets                0.65%*

      Ratio of Net Income to Average Net Assets              2.92%*

      Ratio of Expenses to Average Net Assets (Excluding     0.77%*
      Waivers)

      Ratio of Net Investment Income to Average Net          2.80%*
      Assets (Excluding Waivers)

Portfolio Turnover Rate                                         N/A

Average Commission Rate**                                       N/A
--------------------------------------------------------------------------------

*    Annualized
** Average commission rate paid per share for security purchases and sales during the period.
(1)  The Tax Exempt Money Market Fund commenced operations on June 7, 1996.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               Marquis Funds(R)
                                 (The "Trust")

                   Supplement dated October  28, 1996 to the
                      Statement of Additional Information


The Statement of Additional Information for the Trust is hereby amended and
supplemented by the following unaudited   financial statements for the Growth
Equity Fund for the period March 1, 1996 (commencement of operations) through September 30, 1996, as well as for the Tax Exempt Money Market Fund for the period June 7, 1996 (commencement of operations) through September 30, 1996, with financial notes for each Fund.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
                                                            Unaudited
---------------------------------------------------------------------
Tax Exempt Money Market Fund
---------------------------------------------------------------------
Description                                   Par (000)  Value (000)
---------------------------------------------------------------------
=====================================================================
   Municipal Bonds -- 99.7%
=====================================================================
   Alabama -- 2.8%
     Montgomery BMC Special Care
       Facilities Finance Authority, Baptist
       Medical Center, Ser A VRDN
       RB (A)(B)(C)
       3.900%, 08/01/20                         $1,845     $ 1,845
                                                           -------
   Arizona -- 3.8%
     Tucson Industrial Development
       Authority, Tucson City Center
       Parking, VRDN, RB (A)(B)(C)
       3.925%, 06/01/15                          2,200       2,200
     Yavapai County, Arizona Industrial
       Development Authority Kachina
       Pointe Project (A)
       3.800%, 01/01/09                            300         300
                                                           -------
                                                             2,500
                                                           -------
   Arkansas -- 2.1%
     Little Rock Southwest Hospital, Ser 88,
       VRDN, RB (A)(B)(C)
       3.675%, 10/01/18                            800         800
     Little Rock Unified School District, TRAN
       3.850%, 12/30/96                            595         595
                                                           -------
                                                             1,395
                                                           -------
   California -- 9.2%
     California Higher Education Authority
       Student Loan RB (A)
       3.950%, 06/01/01                            750         750
     California State, Ser 1996-1997, RAN
       4.500%, 06/30/97                          2,500       2,510
     Los Angeles, California Department
       of Airports, Ser B RB
       7.200%, 05/01/01                          1,300       1,350
     Ravenswood California City School
       District, TRAN
       4.500%, 07/08/97                            500         502
     San Bernadino County, Alta Loma
       Heritage Project, Ser A, VRDN
       RB (A)(B)(C)
       3.625%, 02/01/23                         $1,000      $1,000
                                                            ------
                                                             6,112
                                                            ------
   Colorado -- 5.9%
     Colorado Housing Finance Authority,
       Cambray Park Project, VRDN,
       RB (A)(B)(C)
       3.950%, 05/01/15                            400         400
     Colorado Multi-Family Housing Authority,
       Hamphen and Estes Project, VRDN,
       (A)(B)(C)
       3.70%, 12/01/05                             950         950
     Denver City & County, Ogden
       Residence Project, VRDN,
       RB (A)(B)(C)
       4.000%, 12/01/09                          1,095       1,095
     Woodstream, Colorado Colorado
       Housing Financial Authority (A)
       3.950%, 06/01/05                          1,450       1,450
                                                            ------
                                                             3,895
                                                            ------
   District of Columbia -- 1.5%
     District of Columbia, Ser B-1, VRDN,
       RB (A)(B)(C)
       4.050%, 06/01/03                            400         400
     District of Columbia, Ser B-2, VRDN,
       RB (A)(B)(C)
       4.050%, 06/01/03                            225         225
     Washington, DC, George Washington
       University (A)
       4.000%, 03/01/06                            350         350
                                                            ------
                                                               975
                                                            ------
   Florida -- 5.2%
     Brevard County Housing Finance
       Authority, Park Village & Malobar
       Lakes Project, VRDN RB (A)
       3.950%, 12/01/10                            600         600

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                         [MARQUIS LOGO APPEARS HERE]
--------------------------------------------------------------------------------

                                                  SEPTEMBER 30, 1996
                                                           Unaudited
--------------------------------------------------------------------
Tax Exempt Money Market Fund (continued)
--------------------------------------------------------------------
Description                                 Par (000)  Value (000)
--------------------------------------------------------------------
====================================================================
Munipal Bonds (continued)
====================================================================
   Florida (continued)
     Broward County, Housing Finance
       Authority, Lake Park Association (A)
       3.900%, 12/01/10                          $  700    $  700
     Florida Housing Finance Agency,
       Lakeside South Association,
       VRDN RB (A)
       3.925%, 08/01/06                             600       600
     Jacksonville University Hospital Center
       Project, VRDN RB (A)(B)(C)
       4.000%, 02/01/19                             600       600
     Suwannee County Florida Advent
       Christian Project (A)
       3.950%, 10/01/19                             975       975
                                                           ------
                                                            3,475
                                                           ------
   Georgia -- 4.1%

     DeKalb County, Camden Brook Project,
       VRDN, RB (A)(B)(C)
       3.850%, 06/15/25                             500       500
     DeKalb County, Wood Terrace
       Apartments Project, VRDN,
       RB (A)(B)(C)
       3.850%, 12/15/15                           2,210     2,210
                                                           ------
                                                            2,710
                                                           ------
   Idaho -- 0.6%
     University of Idaho, Student Fee
       Telecommunications, RB (FSA)
       4.100%, 04/01/97                             400       400
                                                           ------
   Illinois -- 14.1%
     Chicago Multi-Family Housing
       Authority, Waveland Project B,
       VRDN RB (A)(B)(C)
       3.850%, 11/01/10                             125       125
     Chicago Multi-Family Housing
       Authority, Waveland Project F,
       VRDN RB (A)(B)(C)
       3.850%, 11/01/10                           2,600     2,600
     Chicago Park District, Ser A, TAW
       5.000%, 10/30/96                           2,000     2,002
     Chicago, Illinois
       4.000%, 12/01/17                           1,000     1,000
     Illinois Development Financial Authority
       3.950%, 09/01/26                           1,000     1,000
     Illinois Health Facility Authority,
       Lutheran Institution, Ser C,
       RB (A)(B)(C)
       3.500%, 04/01/15                           2,000     2,000
     Orland Hills Mortgage Authority,
       Ser 1988-A, VRDN, RB (A)(B)(C)
       3.850%, 12/01/04                             600       600
                                                           ------
                                                            9,327
                                                           ------
   Indiana -- 3.0%
     Fort Wayne, Educational Development
       Authority, Georgetown PL Venture,
       VRDN RB (A)(B)(C)
       3.900%, 12/01/15                           2,000     2,000
                                                           ------
   Iowa -- 0.3%
     Iowa Finance Authority Small Business
       Revenue Ser A (A)
       3.800%, 11/01/15                             200       200
                                                           ------
   Kansas -- 0.9%
     Topeka Multi-Family Housing Revenue,
       Ser 85, VRDN, RB (A)(B)
       3.725%, 01/01/09                             600       600
                                                           ------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
                                                                       Unaudited
--------------------------------------------------------------------------------
Tax Exempt Money Market Fund (continued)
--------------------------------------------------------------------
Description                                  Par (000)  Value (000)
--------------------------------------------------------------------
====================================================================
   Municipal Bonds (continued)
====================================================================
   Kentucky -- 0.8%
     Covington Industrial Building,
       Atkins & Pearce Inc., Ser 1995,
       VRDN RB (A)(B)(C)
       3.850%, 04/01/05                       $  500      $  500
                                                        --------
   Louisiana -- 2.8%
     Calcasieu Parish, Sales Tax District,
       Ser #4-A, VRDN, RB (A)
       3.850%, 09/01/01                          350         350

     East Baton Rouge, Louisiana
       3.850%,                                 1,000       1,000
     New Orleans Industrial Development
       Board, Spectrum Control Technology,
       RB (A)(B)(C)
       3.850%, 03/01/07                          500         500
                                                        --------
                                                           1,850
                                                        --------
   Maryland -- 0.9%
     Maryland Health & Higher Education
       Facilities Authority, Kennedy
       Krieger, VRDN, RB (A)(B)(C)
       3.850%, 07/01/23                          600         600
                                                        --------
   Michigan -- 1.7%
     Michigan State Job Development
       Authority, Gordon Food Service
       Project (A)
       3.800%, 08/01/15                        1,000       1,000
     Michigan State Job Development
       Authority, Pollution Control Revenue
       Mazda Motor Manufacturing,
       RB (A)(B)(C)
       3.875%, 10/01/08                          125         125
                                                        --------
                                                           1,125
                                                        --------
   Minnesota -- 3.7%
     Minneapolis, Minnesota, Commerce At
       Centre VLG Project Ser 1996
       4.000%,  09/01/97                         715         715
     St Paul, Minnesota Housing &
       Redevelopment Authority District
       Heating, Ser A, RB (A)
       4.000%, 12/01/12                        $1,750   $ 1,750
                                                        -------
                                                          2,465
                                                        -------
   Missouri -- 1.8%
     Missouri State Health & Educational
       Facilities Authority, Health Care,
       VRDN, RB, (MBIA)  (A)(B)(C)
       3.900%, 06/01/22                         1,200     1,200
                                                        -------
   Nevada -- 0.2%
     Henderson, Public Improvement
       Trust, Pueblo Verde I+II Apartment
       Project, Ser 1995a/95b #1071,
       VRDN, RB (A)(B)(C)
       3.900%, 08/01/26                           100       100
                                                        -------
   North Carolina -- 1.4%
     North Carolina Medical Care
       Community, Hospital Revenue
       Pooled Finance Project, VRDN,
       RB (A)(B)(C)
       3.850%, 10/01/16                           600       600
     Winston Salem, VRDN (A)(B)(C)
       3.800%, 08/01/01                           300       300
                                                        -------
                                                            900
                                                        -------
   Ohio -- 3.7%
     Bellevue, Ohio, Bellevue Hospital
       Project, RB (A)
       3.950%, 03/01/97                           225       225
     Cleveland Waterworks Revenue,
       Ser E, RB (MBIA)
       7.750%, 01/01/07                           750       772
     North Olmsted, BAN
       4.600%, 12/19/96                           750       751

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

---------------------------------------------[LOGO OF MARQUIS APPEARS HERE]-----

                                                    SEPTEMBER 30, 1996
                                                                       Unaudited
--------------------------------------------------------------------------------
Tax Exempt Money Market Fund (continued)
--------------------------------------------------------------------
Description                                  Par (000)  Value (000)

--------------------------------------------------------------------

====================================================================
   Municipal Bonds (continued)
====================================================================
   Ohio (continued)
     Village of Canal Winchester, Ohio, BAN
       4.500%, 08/13/97                       $  700      $  702
                                                          ------
                                                           2,450
                                                          ------
   Oklahoma -- 3.8%
     Oklahoma City Industrial Development
       Authority, Baptist General Convention
       Refunding, Ser 89, RB (A)(B)(C)
       3.850%, 03/01/09                          600         600
     Oklahoma City, Univercity City Project,
       Ser 85, VRDN, RB (A)(B)(C)
       4.050%, 08/01/15                          600         600
     Oklahoma State Water Reserve Board
       State Loan Program Revenue (A)
       3.700%,  09/01/24                         500         500
     Tulsa City, Oklahoma, Industrial
       Authority Health Care, Laureate
       Psychiatric Project, VRDN, RB (A)
       3.850%, 12/15/08                          645         645
     Yukon, Oklahoma, Municipal Authority
       Sales Tax & Utility System.
       RB (AMBAC)
       4.200%, 06/01/97                          180         180
                                                          ------
                                                           2,525
                                                          ------
   Pennsylvania -- 12.7%
     Allegheny County Children's Hospital
       of Pittsburgh, Ser 85B, (MBIA)(A)
       3.750%, 12/01/15                          600         600
     Delaware County, Pennsylvania
       Industrial Development Authority,
       Scott Paper Company Project,
       Ser A, RB
       3.800%, 12/01/18                          500         500
     Delaware Valley, Regional Finance
       Authority (A)(C)
       3.950%, 08/01/16                        2,100       2,100
     Montgomery County Higher
       Education & Health Facility
       Authority, Higher Education &
       Loan, Ser 96-A, VRDN, RB(A)(B)(C)
       3.900%, 06/01/21                        2,500       2,500
     Pennsylvania State Higher Education
       Facility, Allegheny College Project,
       VRDN, RB (A)(B)(C)
       3.950%, 11/01/26                        2,200       2,200
     Philadelphia School District, TRAN
       4.500%, 06/30/97                          500         502
                                                          ------
                                                           8,402
                                                          ------
   Tennessee -- 2.0%
     Franklin County, Tennessee, Health &
       Education Facilities Board
       University of South Sewanee Credit
       Enhancement Project, RB (A)
       3.750%, 09/01/10                          350         350
     Jefferson County Industrial
       Development (A)
       4.000%, 04/01/98                        1,000       1,000
                                                          ------
                                                           1,350
                                                          ------
   Texas -- 1.2%
     Corpus Christi,Texas, Texas Industrial
       Development Authority Air Inventory
       Project (A)
       3.766%, 02/01/97                          105         105
     Keller, Texas Independent School
       District, GO
       8.250%, 08/01/97                          500         517
     Maury County,Tennessee Hillview
       Health Care Center Ser 86 (A)
       3.850%, 06/01/04                          155         155
                                                          ------
                                                             777
                                                          ------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
                                                                       Unaudited
--------------------------------------------------------------------------------
Tax Exempt Money Market Fund (continued)
-----------------------------------------------------------------------
Description                                    Par (000)  Value (000)
-----------------------------------------------------------------------
=======================================================================
   Municipal Bonds (continued)
=======================================================================
   Utah -- 1.7%
     Salt Lake City, Industrial Development
       Authority, Park View Plaza Project,
       VRDN, RB (A)(B)(C)
       4.060%, 12/01/14                          $  300    $   300
     West Valley, Utah, Industrial Development
       Authority, Johnson Matthey Project,
       RB (A)
       4.100%, 11/01/11                             800        800
                                                           -------
                                                             1,100
                                                           -------
   Virginia -- 3.9%
     Fairfax County,Virginia, Industrial
       Development Authority, Fairfax
       Hospital, Ser A (A)
       3.900%,                                    1,300      1,300
     Virginia State Housing Development
       Authority, AHC Services Corps, Ser A,
       VRDN, RB (A)(B)(C)
       3.900%, 09/01/17                           1,300      1,300
                                                           -------
                                                             2,600
                                                           -------
   Washington -- 0.6%
     Washington State Housing Finance
       Community, Nonprofit Housing
       YMCA, Snobonish County Project,
       VRDN, RB (A)(B)(C)
       4.100%, 08/01/19                             415        415
                                                           -------
   West Virginia -- 0.9%
     Charleston Community Parking Facility
       Revenue, VRDN, RB (A)(B)(C)
       4.000%, 12/01/16                             600        600

                                                           -------
   Wisconsin -- 2.4%
     Indian Hill,Wisconsin, Maple Dale
       School District, TRAN
       4.190%, 08/20/97                             600        600
     Kettle, Wisconsin, Moraine School
       District, TRAN
       4.010%, 08/22/97                             500        500
     Tomah Area School District,Wisconsin
       TRAN
       4.190%, 09/17/97                             500        500
                                                           -------
                                                             1,600

                                                           -------
     Total Municipal Bonds
       (Cost $65,993)                                       65,993
                                                           -------
   Total Investments -- 99.7%
     (Cost $65,993)                                         65,993
                                                           -------
   Other Assets and Liabilities, Net -- 0.3%                   221
                                                           -------
=======================================================================
   Net Assets:
=======================================================================
     Fund Shares (unlimited authorization -- no par
       value) based on 66,214,023 outstanding
       shares of beneficial interest                        66,214

                                                           -------
   Total Net Assets -- 100.0%                              $66,214
                                                           =======
   Net Asset Value, Offering and Redemption
     Price Per Share                                         $1.00
                                                           =======

-----------------------------------------------------------------------

(A)Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on September 30, 1996.
(B)Put and Demand features exist requiring the issuer to repurchase the instrument prior to maturity. The maturity date shown is the lesser of the put date or the maturity date.
(C) Securities are held in connection with a letter of credit or other credit support.
BAN -- Bond Anticipation Note
GO -- General Obligation
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser-- Series
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
VRDN -- Variable Rate Demand Note
The following organizations have provided underlying credit support for certain securities as defined in the Statement of Net Assets:
AMBAC -- American Municipal Bond Assurance Company
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Company

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             [LOGO APPEARS HERE]
----------------------------------------------------------------

                                              SEPTEMBER 30, 1996
                                                       Unaudited
----------------------------------------------------------------
Growth Equity Fund
----------------------------------------------------------------
Description                                Shares  Value (000)
----------------------------------------------------------------
================================================================
   Common Stock -- 95.9%
================================================================
   Air Transportation -- 0.7%
     UAL*                                  2,900     $  136
                                                     ------
   Apparel/Textiles -- 2.6%
     Jones Apparel Group *                 4,000        255
     Tommy Hilfiger*                       3,900        231
                                                     ------
                                                        486
                                                     ------
   Automotive -- 0.7%
     Harley-Davidson                       3,200        138
                                                     ------
   Beauty Products -- 3.6%
     Avon Products                         9,000        447
     Procter & Gamble                      2,200        214
                                                     ------
                                                        661
                                                     ------
   Broadcasting, Newspapers & Advertising -- 2.0%
     HBO                                   3,000        200
     Omnicom Group                         3,700        173
                                                     ------
                                                        373
                                                     ------
   Chemicals -- 3.2%
     Monsanto                              6,000        219
     PPG Industries                        3,300        179
     Rhone-Poulenc Rorer                   2,550        188
                                                     ------
                                                        586
                                                     ------
   Communications Equipment -- 3.9%
     ADC Telecommunications*               2,650        170
     Andrew*                               3,800        190
     GTE                                   4,000        154
     Tellabs*                              2,900        205
                                                     ------
                                                        719
                                                     ------
   Computers & Services -- 2.8%
     Compaq Computer*                      3,200        205
     Diebold                               1,750        102
     Gateway 2000*                         4,500        215
                                                     ------
                                                        522
                                                     ------
   Consumer Products -- 1.4%
     Nine West Group*                      4,700     $  255
                                                     ------
   Drugs -- 9.7%
     American Home Products                3,400        217
     Amgen*                                2,800        177
     Bristol-Myers Squibb                  2,200        212
     Eli Lilly                             3,750        242
     Glaxo PLC ADR                         6,200        193
     Merck                                 2,500        176
     Pfizer                                3,200        253
     Pharmacia Upjohn ADR                  3,800        157
     Schering Plough                       2,700        166
                                                     ------
                                                      1,793
                                                     ------
   Environmental Services -- 1.0%
     Republic Industries *                 6,300        183
                                                     ------
   Financial Services -- 3.2%
     Charles Schwab                        6,300        146
     Franklin Resources                    4,500        299
     SLMA                                  1,900        142
                                                     ------
                                                        587
                                                     ------
   Food, Beverage & Tobacco -- 3.9%
     Anheuser Busch                        2,600         98
     Campbell Soup                         2,800        218
     Ralston Purina Group                  3,200        219
     Sara Lee                              5,400        193
                                                     ------
                                                        728
                                                     ------
   Hotels & Lodging -- 2.5%
     HFS*                                  2,800        187
     Marriott International                5,000        276
                                                     ------
                                                        463
                                                     ------
   Household Products -- 3.7%
     Clorox                                2,700        259
     General Electric                      3,100        282
     Illinois Tool Works                   2,100        151
                                                     ------
                                                        692
                                                     ------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

----------------------------------------------------------------


STATEMENT OF NET ASSETS
                                                       Unaudited
----------------------------------------------------------------
Growth Equity Fund (continued)
----------------------------------------------------------------
Description                                Shares  Value (000)
----------------------------------------------------------------
================================================================
   Common Stocks (continued)
================================================================
   Insurance -- 1.8%
     Equifax                               6,800     $  179
     Marsh & McLennan                      1,600        155
                                                     ------
                                                        334
                                                     ------
   Leasing & Renting -- 1.1%
     Pitney Bowes                          3,700        195
                                                     ------
   Leisure -- 1.4%
     Callaway Golf                         7,500        256
                                                     ------
   Machinery -- 1.6%
     Duriron                               7,800        207
     Tyco Laboratories                     2,150         93
                                                     ------
                                                        300
                                                     ------
   Marine Transportation -- 0.8%
     Carnival, Cl A                        5,000        155
                                                     ------
   Measuring Devices -- 1.2%
     Thermo Electron*                      5,700        231
                                                     ------
   Medical Products & Services -- 4.4%
     Becton Dickinson                      4,800        212
     Dentsply International*               4,200        187
     Guidant                               3,850        213
     Medtronic                             3,200        205
                                                     ------
                                                        817
                                                     ------
   Miscellaneous Business Services -- 7.4%
     BMC Software*                         2,800        223
     Cisco Systems*                        4,400        273
     Computer Associates
       International                       3,900        233
     Newbridge Networks*                   2,500        159
     Parametric Technology*                5,100        252
     Sun Microsystems*                     3,600        224
                                                     ------
                                                      1,364
                                                     ------
   Miscellaneous Manufacturing -- 2.4%
     Belden                                9,000        261
     Blyth Industries*                     3,700        179
                                                     ------
                                                        440
                                                     ------
   Paper & Paper Products -- 0.9%
     Caraustar Industries                  5,700     $  169
                                                     ------
   Petroleum & Fuel Products -- 2.2%
     Noble Affiliates                      5,000        211
     Transocean Offshore                   3,300        202
                                                     ------
                                                        413
                                                     ------
   Photographic Equipment & Supplies -- 0.4%
     Xerox                                 1,550         83
                                                     ------
   Printing & Publishing -- 2.4%
     Meredith                              5,050        249
     Tribune                               2,500        195
                                                     ------
                                                        444
                                                     ------
   Professional Services -- 0.9%
     Servicemaster Limited Partnership     6,750        164
                                                     ------
   Retail -- 5.2%
     Albertson's                           5,200        219
     Gap                                   8,800        254
     Staples*                              8,400        186
     TJX                                   5,000        179
     Wal-Mart                              5,000        132
                                                     ------
                                                        970
                                                     ------
   Rubber & Plastic -- 1.1%
     Nike, Cl B                            1,750        213
                                                     ------
   Semi-Conductors/Instruments -- 2.4%
     American Power Conversion*            6,600         97
     Amphenal Class*                       8,000        183
     Intel                                 1,750        167
                                                     ------
                                                        447
                                                     ------
   Telephones & Telecommunication -- 7.9%
     Airtouch Communications*              6,000        166
     Ameritech                             2,900        153


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                 [LOGO APPEARS HERE]
--------------------------------------------------------------------

                                                  SEPTEMBER 30, 1996
                                                           Unaudited
--------------------------------------------------------------------
Growth Equity Fund (continued)
--------------------------------------------------------------------
Description                                            Value (000)
--------------------------------------------------------------------
====================================================================
   Common Stocks (continued)
====================================================================
   Telephones & Telecommunication (continued)
     AT&T                                       3,660    $   191
     Bell Atlantic                              3,000        180
     BellSouth                                  5,300        196
     Cincinnati Bell                            3,100        164
     LCI International*                         9,000        283
     Worldcom*                                  6,300        135
                                                         -------
                                                           1,468
                                                         -------
   Wholesale -- 5.5%
     Cardinal Health                            2,700        223
     Gillette                                   4,300        310
     Johnson & Johnson                          5,000        256
     Philip Morris                              2,600        233
                                                         -------
                                                           1,022
                                                         -------
     Total Common Stocks
       (Cost $16,180)                                     17,807
                                                         -------
====================================================================
   Cash Equivalents -- 4.0%
====================================================================
     SEI Liquid Asset Trust Government
       Portfolio                                 $366        367
     SEI Liquid Asset Trust Treasury Portfolio    366        367
                                                         -------
     Total Cash Equivalents
       (Cost $734)                                           734
                                                         -------
   Total Investments -- 99.9%
     (Cost $16,914)                                       18,541
                                                         -------
   Other Assets and Liabilities, Net -- 0.1%                  11
                                                         -------
====================================================================
   Net Assets:
====================================================================
     Fund Shares of Class A (unlimited
       authorization -- no par value) based
       on 1,521,164 outstanding shares
       of beneficial interest                            $16,853
     Fund Shares of Class B (unlimited
       authorization -- no par value) based
       on 12,626 outstanding shares
       of beneficial interest                                145
     Accumulated net realized loss on investments            (73)
     Net unrealized appreciation on investments            1,627
                                                         -------
   Total Net Assets -- 100.0%                            $18,552
                                                         =======
   Net Asset Value and Redemption Price
     Per Share -- Class A                                 $12.10
                                                         =======
   Maximum Offering Price Per Share --
     Class A ($12.10 / 96.50%)                            $12.54
                                                         =======
   Net Asset Value and Offering Price
     Per Share -- Class B (1)                             $12.07
                                                         =======
--------------------------------------------------------------------

* Non-income producing security
(1)Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
ADR -- American Depository Receipt
Cl -- Class
PLC -- Public Limited Company
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS (000)                                       Unaudited
   -----------------------------------------------------------------------------

                                                        Tax Exempt                   Growth
                                                       Money Market                  Equity
                                                           Fund                       Fund
                                                       ============                ==========
                                                          6/7/96                     3/1/96
                                                        to 9/30/96                 to 9/30/96
                                                       ============                ==========
   INVESTMENT INCOME:
      Interest income                                       $574                       $   57
      Dividend income                                         --                          112
                                                          ------                     --------
        Total investment income                              574                          169
                                                          ------                     --------

   EXPENSES:

      Administration fees                                     24                           15
      Waiver of administration fees                           (4)                          (2)
      Investment advisory fees                                56                           72
      Waiver of investment
        advisory fees                                        (15)                          (9)
      Custodian                                                2                            1
      Transfer agent fees                                      5                           12
      Distribution fees(1)                                    25                           --
      Distribution fee waiver(1)                             (25)                          --
      Professional fees                                        4                            1
      Registration fees                                       29                            6
      Trustee fees                                            --                           --
      Printing expense                                         1                            1
      Amortization of deferred organization costs              1                            1
      Insurance and other fees                                 2                           --
                                                          ------                     --------
        Total expenses                                       105                           98
                                                          ------                     --------
   Net investment income                                     469                           71
                                                          ------                     --------
   Net realized gain (loss) on securities sold                --                          (73)
   Change in unrealized appreciation/depreciation
      on investment securities                                --                        1,627
                                                          ------                     --------
   Net realized and unrealized gain (loss)
      on investments                                          --                        1,554
                                                          ------                     --------
   Increase in net assets resulting from operations          469                        1,625
                                                          ======                     ========

   (1) All distribution fees and waivers are incurred at the Class B level for all funds.

   The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

----------------------------------------------------[LOGO APPEARS HERE]---------

                                                    SEPTEMBER 30, 1996

STATEMENT OF CHANGES IN NET ASSETS (000)
                                                                       Unaudited
--------------------------------------------------------------------------------

                                                            Tax Exempt             Growth Equity
                                                         Money Market Fund             Fund
                                                         -----------------         -------------
                                                              6/7/96                   3/1/96
                                                            to 9/30/96               to 9/30/96
                                                            ----------               ----------
INVESTMENT ACTIVITIES:
   Net investment income                                    $    469                  $     71
   Net realized gain (loss) on securities sold                    --                       (73)
   Net unrealized appreciation (depreciation) of
     investment securities                                        --                     1,627
                                                            --------                  --------
     Net increase (decrease) in net assets
       resulting from operations                                 469                     1,625
                                                            --------                  --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Income distribution Class A (1)                              (469)                      (71)
   Income distribution Class B (2)                                --                        --
   Capital gain distribution Class A                              --                        --
   Capital gain distribution Class B                              --                        --

                                                            --------                  --------
     Total distribution                                         (469)                      (71)
                                                            --------                  --------
SHARE TRANSACTIONS:
   Class A (1):
     Shares issued                                           106,346                    29,369
     Shares issued in lieu of cash distribution                  222                        62
     Shares redeemed                                         (40,354)                  (12,578)
                                                            --------                  --------
     Total Class A share transactions                         66,214                    16,853
                                                            --------                  --------
   Class B (2):

     Shares issued                                                --                       145
     Shares issued in lieu of cash distribution                   --                        --
     Shares redeemed                                              --                        --
                                                            --------                  --------
     Total Class B share transactions                             --                       145

                                                            --------                  --------
Increase in net assets from shareholder transactions          66,214                    16,998
                                                            --------                  --------
     Total increase in net assets                             66,214                    18,552
                                                            --------                  --------
NET ASSETS:

   Beginning of period                                            --                        --
                                                            --------                  --------
   End of period                                            $ 66,214                  $ 18,552
                                                            ========                  ========
SHARES ISSUED AND REDEEMED:
   Class A (1):
     Issued                                                 106,346                      2,638
     Issued in lieu of cash distribution                        222                          5
     Redeemed                                               (40,354)                    (1,122)
                                                           --------                   --------
     Total Class A share transactions                        66,214                      1,521
                                                           --------                   --------
   Class B (2):

     Issued                                                      --                         13
     Issued in lieu of cash distribution                         --                         --
     Redeemed                                                    --                         --

                                                         -  -------                   --------
     Total Class B share transactions                            --                         13

                                                         -  -------                   --------
Net increase in share transactions                           66,214                      2,034
                                                         =  =======                   ========


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   FINANCIAL HIGHLIGHTS
                                                                       Unaudited
   -----------------------------------------------------------------------------
   For a Share Outstanding Throughout the Period Ended September 30, 1996
   -----------------------------------------------------------------------------

                               Net Asset                   Realized     Distributions
                                 Value         Net      and Unrealized    from Net       Net Asset
                               Beginning   Investment  Gains or (Losses) Investment         Value          Total
                               of Period     Income     on Investments     Income       End of Period     Return
   -------------------------------------------------------------------------------------------------------------
   Tax Exempt Money Market Fund
   --------------------------------------------------------------------------------------------------------------
      1996(1)                    $1.00        0.01             --          (0.01)            $1.00         2.90%*
   --------------------------------------------------------------------------------------------------------------
   Growth Equity Fund
   --------------------------------------------------------------------------------------------------------------
      CLASS A
      1996(2)                   $11.00        0.03           1.10          (0.03)           $12.10        18.59%*
      CLASS B
      1996(3)                   $11.14        0.01           0.93          (0.01)           $12.07        19.87%*

   ---------------------------------------------------------------------------

    +   Total return does not reflect sales loads on Class B shares.
    *   Annualized.
    ** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
    (1) Commenced operations on June 7, 1996
    (2) Commenced operations on March 1, 1996
    (3) Commenced operations on April 19, 1996




The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

----------------------------------------------------------[LOGO APPEARS HERE]---

                                                          SEPTEMBER 30, 1996
                                                                       Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                  Ratio of
                                                                                  Expenses to
                                                Ratio of         Ratio of         Average Net
                              Net Assets       Expenses to      Net Income          Assets
                                End of           Average        to Average        (Excluding
                              Period (000)      Net Assets      Net Assets         Waivers)
-------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund
-------------------------------------------------------------------------------------------------------
   1996(1)                    $66,214         0.65%*             2.92%*           0.77%*
-------------------------------------------------------------------------------------------------------
Growth Equity Fund
-------------------------------------------------------------------------------------------------------
   CLASS A
   1996(2)                    $18,400         1.00%*             0.73%*           1.12%*
   CLASS B
   1996(3)                    $   152         1.75%*            (0.02)%*          1.87%*

-------------------------------------------------------------------------------------------------------
                                  Ratio of Net
                                   Investment
                                   Income to
                                    Average        Portfolio      Average
                                   Net Assets      Turnover      Commission
                              (Excluding Waivers)    Rate          Rate**
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
   1996(1)                         2.80%*            n/a           n/a
------------------------------------------------------------------------------------
Growth Equity Fund
------------------------------------------------------------------------------------
   CLASS A
   1996(2)                         0.61%*           91.09%       $.0797
   CLASS B
   1996(3)                        (0.14)%*          91.09%       $.0797
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
                                                                       Unaudited
--------------------------------------------------------------------------------

1. Organization
--------------------------------------------------------------------------------
The Marquis Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company with eight funds: Institutional Money Market Fund, Treasury Securities Money Market Fund, Tax Exempt Money Market Fund (the "Money Market Funds"), Government Securities Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Value Equity Fund, and Growth Equity Fund (the "Non-Dollar Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer the following classes of shares: Trust, Retail, and the Cash Sweep in the Treasury Securities Money Market Fund, and Class A and Class B in the Non-Dollar Funds. The Cash Sweep Class of the Treasury Securities Money Market Fund has not commenced operations as of September 30, 1996.

2. Significant Accounting Policies
--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.

Securities Valuation--Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Restricted and illiquid securities for which quotations are not readily available are valued at fair value using methods determined in good faith as approved by the Board of Trustees.

Federal Income Taxes--It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.

Security Transactions and Related Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Non-Dollar Funds are

--------------------------------------------------------------------------------

--------------------------------------------[LOGO OF MARQUIS APPEARS HERE]------

                                                    SEPTEMBER 30, 1996
                                                                       Unaudited
--------------------------------------------------------------------------------
accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Net Asset Value Per Share -- The net asset value per share of each Fund is calculated each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

Classes -- Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Other -- Distributions from net investment income are declared and paid quarterly for the Growth Equity Fund. Distributions from net investment income are declared daily and paid monthly for the Tax Exempt Money Market Fund. Any net realized capital gains are declared and distributed to shareholders at least annually.

3. Investment Advisory, Administrative, and Distribution Agreements
--------------------------------------------------------------------------------
First National Bank of Commerce in New Orleans (the "Adviser") serves as investment adviser to each Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Tax Exempt Money Market Fund -- .45%, and Growth Equity Fund -- .74%. The Adviser has voluntarily agreed to waive a portion of their fee so that expenses of each Fund will not exceed certain annual expense limitations.

Weiss, Peck & Greer, L.L.C. serves as the investment Sub-Adviser for the Tax Exempt Money Market Fund pursuant to a sub-advisory agreement with the Adviser.

The Trust and SEI Fund Resources (the "Administrator") have entered into an Administration Agreement. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, is the owner of all beneficial interest in the Administrator. Under terms of the Administration Agreement,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                          Unaudited
--------------------------------------------------------------------------------

the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of the Tax Exempt Money Market Fund and Growth Equity Fund.

The Trust and SEI Financial Services Company (the "Distributor") have entered into a Distribution Agreement. As provided in certain Distribution Plans adopted under the Distribution Agreement, the Trust will pay a fee, at an annual rate of
 .75% of the average daily net assets of the Class B shares of the Non-Dollar Funds to the Distributor as compensation for its services.

The Class A shares of the Non-Dollar Funds are subject to a maximum sales load of 3.50%.

There is a contingent deferred sales charge on the Class B shares of the Non-Dollar Funds that varies depending on the number of years from time of payment for the purchase of shares until the time of redemption of such shares (the "holding period"). Solely for the purpose of determining the number of years from the time of any payment for the purchase of shares, all payments during the month are aggregated and deemed to have been made on the first day of the month.

                        CONTINGENT DEFERRED SALES
                         CHARGE AS A PERCENTAGE
     YEAR  SINCE            OF DOLLAR AMOUNT
      PURCHASE              SUBJECT TO CHARGE
     ------------      ----------------------------
       First                      3.50%
       Second                     2.75%
       Third                      2.00%
       Fourth                     1.25%
       Fifth                      0.50%
       Sixth                      None

4. Organizational Costs and Transactions with Affiliates
--------------------------------------------------------------------------------

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These organizational costs include legal fees of approximately $54,278 for organizational work performed by a law firm of which an officer and a trustee of the Trust are partners. Certain officers and trustees of the Trust who are officers of the Administrator and the Distributor, received no compensation from the Trust.
--------------------------------------------------------------------------------

----------------------------------------------[LOGO OF MARQUIS APPEARS HERE]----
                                                    SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
5. Investment Transactions                                             Unaudited
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended September 30, 1996 were as follows:

                        GROWTH
                        EQUITY
                         FUND
                       (000) (a)
                       ----------
Purchases:
 U.S. Government         $   --
 Other                  16,995

Sales:
 U.S. Government         $   --
 Other                  13,686

(a) Does not include $12,944,061 of securities received in exchange for shares of the Fund.

On September 30, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at September 30, 1996, for the Growth Equity Fund is as follows:

                                     GROWTH
                                     EQUITY
                                      FUND
                                      (000)
                                    ----------
Aggregate Gross Unrealized Gain      $ 1,910
Aggregate Gross Unrealized Loss         (283)
                                     --------

Net Unrealized Gain (Loss)           $ 1,627
                                     --------

6. Concentration of Credit Risk
--------------------------------------------------------------------------------

The Tax Exempt Money Market Fund invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

The Tax Exempt Money Market Fund invests in securities which include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At September 30, 1996, the percentage of portfolio investments by each revenue source was as follows.

                                      Tax Exempt
                                   Money Market Fund
                                   =================
   Revenue Bonds                         81%
   Anticipation Notes                    11%
   Pre-Refunded Securities                3%
   General Obligations                    2%
   Participation Notes                    1%
   Cash Equivalents                       2%
                                   -----------------
      Total                              100%
                                   =================

--------------------------------------------------------------------------------

                                                   [LOGO APPEARS HERE]
--------------------------------------------------------------------------------
                                                    SEPTEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS                                          Unaudited
--------------------------------------------------------------------------------

                                     PART C


Item 24.  Financial Statements and Exhibits

         Financial statements and exhibits filed as part of the Registration
Statement:

          (a)  Financial Statements

               (i) Financial highlights for the Tax Exempt Money Market Fund and Growth Equity Fund are included in Part A as prospectus supplements.

               (ii) The Registrant's unaudited Financial Statements for the Growth Equity Fund and the Tax Exempt Money Market Fund are filed herewith. The Financial Statements included are in Part B, the Statement of Additional Information:

               Statement of Net Assets
               Statement of Operations
               Statement of Changes in Net Assets
               Financial Highlights
               Notes to Financial Statements

          (b)  Exhibits:

               (1) Registrant's Agreement and Declaration of Trust dated June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (2) Registrant's By-Laws adopted on June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 199 6.

               (5) Investment Advisory Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (6)(a) Distribution Agreement between the Registrant and SEI Financial Services Company dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (6)(b) Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (8) Custodian Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.


               (9)(a) Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration

                       Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (9)(b) Transfer Agent Agreement between the Registrant and Supervised Service Company dated October 1, 1993 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (10) Opinion and Consent of Counsel dated August 20, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (11)    Opinion and Consent of Independent Accountants is filed
               (15)(A) herewith. (15)(a) 12b-1 Plan with respect to the Retail
                       Class Shares of the Treasury Securities Money Market Fund dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (15)(b) 12b-1 Plan with respect to the Class B Shares of the
                       Government Securities, Louisiana Tax-Free, Balanced (formerly the "Growth and Income Fund") and Value Equity Funds dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (15)(c) Distribution Plan with respect to the Class C Shares of the Treasury Securities Money Market Fund dated August 8, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.


               (16) Performance Calculations for the Treasury Securities Money Market Fund for fiscal year ended September 30, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.


               (17) Financial Data Schedules for the Growth Equity Fund Class A and Class B shares and the Tax Exempt Money Market Fund are filed herewith.

               (18) Rule 18f-3 plan dated May 15, 1995 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 26, 1995 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

               (24) Powers of Attorney for John T. Cooney, William M. Doran, David G. Lee, Frank E. Morris, Barry M. Mulroy, Robert A. Patterson, Gene Peters, Robert A. Nesher, Carmen V. Romeo and James M. Storey are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
-----------------------

Item 25.       Persons Controlled by or under Common Control with Registrant

        Persons directly or indirectly controlled by or under common control with the Registrant, the percentage of voting securities owned by such control persons and, if a company, the state under whose laws it was organized:

               See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in SEI Fund Resources ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.


Item 26. Number of Holders of Securities

        The number of record holders of each class as of September 30, 1996:



                                                Number of
              Title of Class                  Record Holders
              --------------                  --------------
Units of beneficial interest, without par value-
  Treasury Securities Money Market Fund-Trust Class..................... 5
  Treasury Securities Money Market Fund-Retail Class.................. 142
  Treasury Securities Money Market Fund-Cash Sweep Class................ 0
  Government Securities Fund-Class A.................................. 477
  Government Securities Fund-Class B................................... 51
  Louisiana Tax-Free Income Fund-Class A.............................. 725
  Louisiana Tax-Free Income Fund-Class B............................... 44
  Balanced Fund-Class A............................................... 581
  Balanced Fund-Class B............................................... 213
  Value Equity Fund-Class A........................................... 755
  Value Equity Fund-Class B........................................... 462
  Growth Equity Fund-Class A........................................... 48
  Growth Equity Fund-Class B........................................... 21
  Institutional Money Market Fund....................................... 6
  Tax Exempt Money Market Fund.......................................... 3

Item 27. Indemnification

        Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement in incorporated herein by reference.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Adviser

        Business and other connections of a substantial nature in which each investment adviser and each director, officer or partner of such investment adviser is or has been involved at any time during the past two fiscal years in the capacity of director, officer, employee, partner or trustee are as follows:

       First National Bank of Commerce in New Orleans ("First National Bank") offers a wide variety of financial services to customers. First National Bank currently manages assets of approximately $2.3 billion. First National Bank's principal place of business is 210 Baronne Street, New Orleans, Louisiana 70112.


       Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of First National Bank is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

     Name and Position                     Name of                       Connection with
  with Investment Adviser               Other Company                     Other Company
  -----------------------               -------------                     -------------
Edward M. Simmons                 McIlhenny Company                  President & CEO
 Director
H. Leighton Steward               The LL&E Company                   Chairman, President & CEO
 Director
Joseph B. Storey                  Oil & Gas Consultant               Consultant
 Director
Norman C. Francis                 Xavier University                  President
 Director
Patrick F. Taylor                 Taylor Energy Company              Chairman and CEO
 Director
Charles C. Teamer                 Dillard University                 Vice President, Fiscal Affairs
 Director
Lloyd F. Gaubert                  L.F. Gaubert & Co. Inc.            President
 Director
John J. Gelpi, Jr.                Industrial Metals of the South,    President
 Director                          Inc.
Erik F. Johnsen                   Central Gulf Lines, Inc.           President
 Director
J. Merrick Jones, Jr.             Canal Barge Co., Inc.              President
 Director
Edwin Lupberger                   Energy Corporation                 Chairman and President
 Director
Robert W. Merrick                 Latter & Blum, Inc.                President
 Director
G. Frank Purvis, Jr.              Pan-American Life Insurance Co.    Chairman of the Board
 Director
Ashton J. Ryan, Jr.               --                                 --
 Director, President & COO
Margaret Moss Allums              --                                 --
 Director
Ian Arnof                         First Commerce Corporation         President & CEO
 Director
William G. Barry                  Audubon Computer Rentals, Inc.     Chairman of the Board
 Director
Sydney Besthoff, III              K&B, Incorporated                  --
 Director
John D. Charbonnet                Charbonnet Construction            President
 Director
Laurance Eustis, Jr.              Eustis Insurance, Inc.             Chairman of the Board
 Director


     Name and Position                Name of                Connection with
  with Investment Adviser          Other Company              Other Company
  -----------------------          -------------              -------------
Howard C. Gaines             --                          --
 Director, President & CEO

Gerard W. Barrousse          --                          --
 Executive Vice President

Glenn W. Hayes               --                          --
 Executive Vice President

Suzanne T. Mestayer          --                          --
 Executive Vice President

David T. Spell, Jr.          --                          --
 Executive Vice President

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:


      SEI Daily Income Trust                   July 15, 1982
      SEI Liquid Asset Trust                   November 29, 1982
      SEI Tax Exempt Trust                     December 3, 1982
      SEI Index Funds                          July 10, 1985
      SEI Institutional Managed Trust          January 22, 1987
      SEI International Trust                  August 30, 1988
      Stepstone Funds                          January 30, 1991
      The Advisors' Inner Circle Fund          November 14, 1991
      The Pillar Funds                         February 28, 1992
      CUFUND                                   May 1, 1992
      STI Classic Funds                        May 29, 1992
      CoreFunds, Inc.                          October 30, 1992
      First American Funds, Inc.               November 1, 1992
      First American Investment Funds, Inc.    November 1, 1992
      The Arbor Fund                           January 28, 1993
      1784 Funds(R)                            June 1, 1993
      The PBHG Funds, Inc.                     July 16, 1993
      Marquis Funds(R)                         August 17, 1993
      Morgan Grenfell Investment Trust         January 3, 1994
      The Achievement Funds Trust              December 27, 1994
      Bishop Street Funds                      January 27, 1995
      CrestFunds, Inc.                         March 1, 1995
      STI Classic Variable Trust               August 18, 1995
      ARK Funds                                November 1, 1995
      Monitor Funds                            January 11, 1996
      FMB Funds, Inc.                          March 1, 1996
      SEI Asset Allocation Trust               April 1, 1996
      Turner Funds                             April 30, 1996
      SEI Institutional Investments Trust      June 14, 1996
      First American Strategy Funds, Inc.      October 1, 1996

      SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, PA 19087.



                             Position and Office                                              Positions and Offices
Name                         with Underwriter                                                 with Registrant
---------------------------------------------                                                 ----------------
Alfred P. West, Jr.          Director, Chairman & Chief Executive Officer                             --
Henry H. Greer               Director, President & Chief Operating Officer                            --
Carmen V. Romeo              Director, Executive Vice President & Treasurer                           --
Gilbert L. Beebower          Executive Vice President                                                 --
Richard B. Lieb              Executive Vice President, President-Investment Services Division         --
Leo J. Dolan, Jr.            Senior Vice President                                                    --
Carl A. Guarino              Senior Vice President                                                    --
Jerome Hickey                Senior Vice President                                                    --
Larry Hutchison              Senior Vice President                                                    --
Steven Kramer                Senior Vice President                                                    --
David G. Lee                 Senior Vice President                                            President & Chief
                                                                                              Executive Officer
William Madden               Senior Vice President                                                    --
Jack May                     Senior Vice President                                                    --
A. Keith McDowell            Senior Vice President                                                    --
Dennis J. McGonigle          Senior Vice President                                                    --
Hartland J. McKeown          Senior Vice President                                                    --
Barbara J. Moore             Senior Vice President                                                    --
 James V. Morris             Senior Vice President                                                    --
Steven Onofrio               Senior Vice President                                                    --
Kevin P. Robins              Senior Vice President, General Counsel &                         Vice President &
                             Secretary                                                        Assistant Secretary
Robert Wagner                Senior Vice President                                                    --
Patrick K. Walsh             Senior Vice President                                                    --
Kenneth Zimmer               Senior Vice President                                                    --
Robert Aller                 Vice President                                                           --
Marc H. Cahn                 Vice President & Assistant Secretary                             Vice President &
                                                                                              Assistant Secretary
Gordon W. Carpenter          Vice President                                                           --
Todd Cipperman               Vice President & Assistant Secretary                             Vice President &
                                                                                              Assistant Secretary
Robert Crudup                Vice President & Managing Director                                       --
Ed Daly                      Vice President                                                           --
Jeff Drennen                 Vice President                                                           --
Mick Duncan                  Vice President and Team Leader                                   Assistant Secretary
Vic Galef                    Vice President & Managing Director                                       --
Kathy Heilig                 Vice President                                                           --
Michael Kantor               Vice President                                                           --
Samuel King                  Vice President                                                           --

                             Position and Office                      Positions and Offices
Name                         with Underwriter                         with Registrant
----                         ----------------                         ---------------
Kim Kirk                     Vice President & Managing Director               --
Donald H. Korytowski         Vice President                                   --
John Krzeminski              Vice President & Managing Director               --
Robert S. Ludwig             Vice President and Team Leader           Assistant Secretary
Vicki Malloy                 Vice President and Team Leader           Assistant Secretary
Carolyn McLaurin             Vice President & Managing Director               --
W. Kelso Morrill             Vice President                                   --
Barbara A. Nugent            Vice President & Assistant Secretary     Vice President &
                                                                      Assistant Secretary
Sandra K. Orlow              Vice President & Assistant Secretary     Vice President &
                                                                      Assistant Secretary
Donald Pepin                 Vice President & Managing Director               --
Larry Pokora                 Vice President                                   --
Kim Rainey                   Vice President                                   --
Paul Sachs                   Vice President                                   --
Mark Samuels                 Vice President & Managing Director               --
Steve Smith                  Vice President                                   --
Daniel Spaventa              Vice President                                   --
Kathryn L. Stanton           Vice President & Assistant Secretary             --
Wayne M. Withrow             Vice President & Managing Director               --
William Zawaski              Vice President                                   --
James Dougherty              Director of Brokerage Services                   --

Item 30.  Location of Accounts and Records

          The names and addresses of each person maintaining physical possession of any account, book or other document required to be maintained under Rule 31(a) of the 1940 Act are as follows:

          With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodian:

                     First National Bank of Commerce in New Orleans 210 Baronne Street
                     New Orleans, Louisiana  70112

          With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                     SEI Fund Resources
                     680 East Swedesford Road
                     Wayne, Pennsylvania  19087

          With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's investment adviser and sub-adviser:

                      First National Bank of Commerce in New Orleans 210 Baronne Street
                      New Orleans, Louisiana  70112

                      Weiss, Peck & Greer L.L.C.
                      One New York Plaza
                      New York, N.Y. 10004

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

          Registrant undertakes to hold a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of Marquis Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 6 to Registration Statement No. 33-65436 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28th day of October, 1996.

                                        Marquis Funds

                                        By:  /s/ David G. Lee
                                             ------------------------------
                                             David G. Lee
                                             President


Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the dates indicated.

               *                  Trustee                     October 28, 1996
------------------------------
John T. Cooney

               *                  Trustee                     October 28, 1996
------------------------------
William M. Doran

               *                  Trustee                     October 28, 1996
------------------------------
Frank E. Morris

               *                  Trustee                     October 28, 1996
------------------------------
Barry Mulroy

               *                  Trustee                     October 28, 1996
------------------------------
Robert A. Nesher

               *                  Trustee                     October 28, 1996
------------------------------
Robert A. Patterson

               *                  Trustee                     October 28, 1996
------------------------------
Gene Peters

               *                  Trustee                     October 28, 1996
------------------------------
James M. Storey

/s/ David G. Lee                  President & Chief           October 28, 1996
------------------------------      Executive Officer
David G. Lee

/s/ Stephen G. Meyer              Controller & Chief          October 28, 1996
------------------------------      Financial Officer
Stephen G. Meyer

*By /s/ David G. Lee
    -----------------------------------
  David G. Lee
  Attorney in Fact

                                 EXHIBIT INDEX

EX-99.B1 Registrant's Agreement and Declaration of Trust dated June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's
                             Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25,
                             1993 is incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B2 Registrant's By-Laws adopted on June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
                             N-1A, filed with the Securities and Exchange
                             Commission on August 25, 1993 are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B5                     Investment Advisory Agreement between the
                             Registrant and First National Bank of Commerce in
                             New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to
                             Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on
                             January 29, 1996.

EX-99.B6(a)                  Distribution Agreement between the Registrant and
                             SEI Financial Services Company dated August 17,
                             1993 as originally filed with Pre-Effective
                             Amendment No. 1 to Registrant's Registration
                             Statement on Form N-1A, filed with the Securities
                             and Exchange Commission on August 25, 1993 is
                             incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B6(b)                  Distribution Agreement between the Registrant and
                             SEI Financial Services Company dated August 8, 1994
                             is incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B8                     Custodian Agreement between the Registrant and
                             First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's
                             Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25,
                             1993 is incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B9(a)                  Administration Agreement between the Registrant
                             and SEI Financial Management Corporation dated
                             August 17, 1993 as originally filed with
                             Pre-Effective Amendment No. 1 to Registrant's
                             Registration Statement on Form N-1A, filed with the
                             Securities and Exchange Commission on August 25,
                             1993 is incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B9(b)                  Transfer Agent Agreement between the Registrant
                             and Supervised Service Company dated October 1,
                             1993 as originally filed with Post-Effective
                             Amendment No. 2 to Registrant's Registration
                             Statement on Form N-1A, filed with the Securities
                             and Exchange Commission on November 29, 1994 is
                             incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B10                    Opinion and Consent of Counsel dated August 20,
                             1993 as originally filed with Pre-Effective
                             Amendment No. 1 to Registrant's Registration
                             Statement on Form N-1A, filed with the Securities
                             and Exchange Commission on August 25, 1993 is
                             incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B11                    Opinion and Consent of Independent Accountants is
                             filed herewith.

EX-99.B15(a)                 12b-1 Plan with respect to the Retail Class Shares
                             of the Treasury Securities Money Market Fund dated
                             August 17, 1993 as originally filed with
                             Pre-Effective Amendment No. 1 to Registrant's
                             Registration Statement on Form N-1A, filed with the
                             Securities and Exchange Commission on August 25,
                             1993 is incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B15(b)                 12b-1 Plan with respect to the Class B Shares of
                             the Government Securities, Louisiana Tax-Free,
                             Balanced (formerly the "Growth and Income Fund")
                             and Value Equity Funds dated August 17, 1993 as
                             originally filed with Pre-Effective Amendment No. 1
                             to Registrant's Registration Statement on Form
                             N-1A, filed with the Securities and Exchange
                             Commission on August 25, 1993 is incorporated by
                             reference to Post-Effective Amendment No. 5, as
                             filed on January 29, 1996.

EX-99.B15(c)                 Distribution Plan with respect to the Class C
                             Shares of the Treasury Securities Money Market Fund
                             dated August 8, 1994 as originally filed with
                             Post-Effective Amendment No. 2 to Registrant's
                             Registration Statement on Form N-1A, filed with the
                             Securities and Exchange Commission on November 29,
                             1994 is incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B16                    Performance Calculations for the Treasury
                             Securities Money Market Fund for fiscal year ended
                             September 30, 1994 as originally filed with
                             Post-Effective Amendment No. 2 to Registrant's
                             Registration Statement on Form N-1A filed with the
                             Securities and Exchange Commission on November 29,
                             1994 is incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B18                    Rule 18f-3 plan dated May 15, 1995 as originally
                             filed with Post-Effective Amendment No. 3 to
                             Registrant's Registration Statement filed with the
                             Securities and Exchange Commission on May 26, 1995
                             is incorporated by reference to Post-Effective
                             Amendment No. 5, as filed on January 29, 1996.

EX-99.B24                    Powers of Attorney for  John T. Cooney,
                             William M. Doran, David G. Lee, Frank E. Morris,
                             Barry M. Mulroy, Robert A. Patterson, Gene Peters,
                             Robert A. Nesher, Carmen V. Romeo and James M.
                             Storey are incorporated by reference to
                             Post-Effective Amendment No. 5, as filed on
                             January 29, 1996.

EX-27.1                      Financial Data Schedules for the Growth Equity
                             Fund Class A shares are filed herewith.

EX-27.2                      Financial Data Schedules for the Growth Equity
                             Fund Class B shares are filed herewith.

EX-27.3                      Financial Data Schedules for the Tax Exempt Money
                             Market Fund are filed herewith.